Investments in associates/Asset classified as held for sale - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Investments in associates	€ 0	€ 2,124
Result from investments in associates	9	(5)	€ (133)
BliNK Biomedical SAS
Disclosure of associates [line items]
Investments in associates		2,121
Result from investments in associates	9	0
Net assets of associate	€ 4,557	€ 4,344